Mainland China contribution plan and profit appropriation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 JingAo Solar Co., Ltd. CNY	Dec. 31, 2011 Shanghai JA Solar Technology Co., Ltd. USD ($)	Dec. 31, 2011 Shanghai JA Solar PV Technology Co., Ltd. USD ($)	Dec. 31, 2011 JA Solar Technology Yangzhou Co., Ltd. USD ($)	Dec. 31, 2011 Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. USD ($)	Dec. 31, 2011 JA Solar Yangzhou R&D Co., Ltd. CNY	Dec. 31, 2011 JA Yangzhou PV Technology Co., Ltd. USD ($)	Dec. 31, 2011 Shanghai Jinglong Solar Technology Co., Ltd. CNY	Dec. 31, 2011 Donghai JA Solar Technology Co., Ltd. CNY	Dec. 31, 2011 JA (Hefei) Renewable Energy Co., Ltd. USD ($)	Dec. 31, 2011 Hefei JA Solar Technology Co., Ltd. CNY	Dec. 31, 2011 Solar Silicon Valley Electronic Science and Technology Co., Ltd. CNY	Dec. 31, 2011 PRC subsidiaries CNY	Dec. 31, 2010 PRC subsidiaries CNY	Dec. 31, 2009 PRC subsidiaries CNY
China Contribution Plan
Total contribution for employee benefit plan under China contribution plan	72,677	39,069	27,759
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Mainland China contribution plan and profit appropriation
Restricted net assets	6,257,181															22,815	186,284	41,626
Paid-in-capital amounts unavailable for distribution as nominal dividend				1,000,000	$ 20,000	$ 20,000	$ 230,000	$ 88,000	50,000	$ 10,000	180,000	50,000	$ 15,000	1,440,000	36,986